Equity (Notes)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
EQUITY
EQUITY:
Limited Partner interests are represented by Common, Class E Units, Class G Units, Class H and Class I Units that entitle the holders thereof to the rights and privileges specified in the Partnership Agreement. No person is entitled to preemptive rights in respect of issuances of equity securities by us, except that ETP GP has the right, in connection with the issuance of any equity security by us, to purchase equity securities on the same terms as equity securities are issued to third parties sufficient to enable ETP GP and its affiliates to maintain the aggregate percentage equity interest in us as ETP GP and its affiliates owned immediately prior to such issuance.
IDRs represent the contractual right to receive an increasing percentage of quarterly distributions of Available Cash (as defined in our Partnership Agreement) from operating surplus after the minimum quarterly distribution has been paid. Please read “Quarterly Distributions of Available Cash” below. ETP GP, a wholly-owned subsidiary of ETE, owns all of the IDRs.
Common Units
The change in Common Units was as follows:

	Years Ended December 31,
	2016 (1)	2015 (1)	2014 (1)
Number of Common Units, beginning of period	758.5	533.4	500.9
Common Units redeemed in connection with certain transactions	(26.7)	(77.8)	(28.1)
Common Units issued in connection with certain acquisitions	13.3	258.2	23.7
Common Units issued in connection with the Distribution Reinvestment Plan	9.9	11.7	4.2
Common Units issued in connection with Equity Distribution Agreements	39.0	31.7	32.2
Issuance of Common Units under equity incentive plans	0.8	1.3	0.5
Number of Common Units, end of period	794.8	758.5	533.4

(1)	The historical common units presented have been retrospectively adjusted to reflect the 1.5 to one unit-for-unit exchange in connection with the Sunoco Logistics Merger.
Our Common Units are registered under the Securities Exchange Act of 1934 (as amended) and are listed for trading on the NYSE. Each holder of a Common Unit is entitled to one vote per unit on all matters presented to the Limited Partners for a vote. In addition, if at any time any person or group (other than our General Partner and its affiliates) owns beneficially 20% or more of all Common Units, any Common Units owned by that person or group may not be voted on any matter and are not considered to be outstanding when sending notices of a meeting of Unitholders (unless otherwise required by law), calculating required votes, determining the presence of a quorum or for other similar purposes under the Partnership Agreement. The Common Units are entitled to distributions of Available Cash as described below under “Quarterly Distributions of Available Cash.”
Equity Distribution Program
From time to time, we have sold Common Units through equity distribution agreements. Such sales of Common Units are made by means of ordinary brokers’ transactions on the NYSE at market prices, in block transactions or as otherwise agreed between us and the sales agent which is the counterparty to the equity distribution agreements.
In July 2016, the Partnership entered into an equity distribution agreement with an aggregate offering price up to $1.50 billion. During the year ended December 31, 2016, we issued 39.2 million units for $891 million, net of commissions of $8 million. In connection with the merger of ETP and Sunoco Logistics in April 2017, the equity distribution agreement was terminated.
Equity Incentive Plan Activity
We issue Common Units to employees and directors upon vesting of awards granted under our equity incentive plans. Upon vesting, participants in the equity incentive plans may elect to have a portion of the Common Units to which they are entitled withheld by the Partnership to satisfy tax-withholding obligations.
Distribution Reinvestment Program
Our Distribution Reinvestment Plan (the “DRIP”) provides Unitholders of record and beneficial owners of our Common Units a voluntary means by which they can increase the number of ETP Common Units they own by reinvesting the quarterly cash distributions they would otherwise receive in the purchase of additional Common Units.
During the years ended December 31, 2016, 2015 and 2014, aggregate distributions of $216 million, $360 million, and $155 million, respectively, were reinvested under the DRIP resulting in the issuance in aggregate of 25.7 million Common Units. In connection with the merger of ETP and Sunoco Logistics in April 2017, the distribution reinvestment plan was terminated.
January 2017 Private Placement
In January 2017, the Partnership sold 23.7 million ETP Common Units to ETE in a private placement transaction for gross proceeds of approximately $568 million.
Class E Units
The Class E Units are entitled to aggregate cash distributions equal to 11.1% of the total amount of cash distributed to all Unitholders, including the Class E Unitholders, up to $1.41 per unit per year, with any excess thereof available for distribution to Unitholders other than the holders of Class E Units in proportion to their respective interests. The Class E Units are treated as treasury units for accounting purposes because they are owned by a subsidiary of ETP Holdco, Heritage Holdings, Inc. Although no plans are currently in place, management may evaluate whether to retire some or all of the Class E Units at a future date. All of the 8.9 million Class E Units outstanding are held by a subsidiary and are reported as treasury units.
Class G Units
In conjunction with the Sunoco Merger, we amended our partnership agreement to create Class F Units. The number of Class F Units issued was determined at the closing of the Sunoco Merger and equaled 90.7 million, which included 40 million Class F Units issued in exchange for cash contributed by Sunoco, Inc. to us immediately prior to or concurrent with the closing of the Sunoco Merger. The Class F Units generally did not have any voting rights. The Class F Units were entitled to aggregate cash distributions equal to 35% of the total amount of cash generated by us and our subsidiaries, other than ETP Holdco, and available for distribution, up to a maximum of $3.75 per Class F Unit per year. In April 2013, all of the outstanding Class F Units were exchanged for Class G Units on a one-for-one basis. The Class G Units have terms that are substantially the same as the Class F Units, with the principal difference between the Class G Units and the Class F Units being that allocations of depreciation and amortization to the Class G Units for tax purposes are based on a predetermined percentage and are not contingent on whether ETP has net income or loss. These units are held by a subsidiary and therefore are reflected as treasury units in the consolidated financial statements.
Class H Units and Class I Units
Pursuant to an Exchange and Redemption Agreement previously entered into between ETP, ETE and ETE Holdings, ETP redeemed and cancelled 50.2 million of its Common Units representing limited partner interests (the “Redeemed Units”) owned by ETE Holdings on October 31, 2013 in exchange for the issuance by ETP to ETE Holdings of a new class of limited partner interest in ETP (the “Class H Units”), which are generally entitled to (i) allocations of profits, losses and other items from ETP corresponding to 90.05% of the profits, losses, and other items allocated to ETP by Sunoco Partners with respect to the IDRs and general partner interest in Sunoco Logistics held by Sunoco Partners and (ii) distributions from available cash at ETP for each quarter equal to 90.05% of the cash distributed to ETP by Sunoco Partners with respect to the IDRs and general partner interest in Sunoco Logistics held by Sunoco Partners for such quarter and, to the extent not previously distributed to holders of the Class H Units, for any previous quarters. The Class H Units were cancelled in connection with the merger of ETP and Sunoco Logistics in April 2017.
Bakken Pipeline Transactions
In March 2015, ETE transferred 46.2 million Partnership common units, ETE’s 45% interest in the Bakken Pipeline project, and $879 million in cash to the Partnership in exchange for 30.8 million newly issued Class H Units of ETP that, when combined with the 50.2 million previously issued Class H Units, generally entitle ETE to receive 90.05% of the cash distributions and other economic attributes of the general partner interest and IDRs of Sunoco Logistics (the “Bakken Pipeline Transaction”). In connection with this transaction, the Partnership also issued to ETE 100 Class I Units that provide distributions to ETE to offset IDR subsidies previously provided to ETP. These IDR subsidies, including the impact from distributions on Class I Units, were reduced by $55 million in 2015 and $30 million in 2016.
In connection with the transaction, ETP issued 100 Class I Units. The Class I Units are generally entitled to: (i) pro rata allocations of gross income or gain until the aggregate amount of such items allocated to the holders of the Class I Units for the current taxable period and all previous taxable periods is equal to the cumulative amount of all distributions made to the holders of the Class I Units and (ii) after making cash distributions to Class H Units, any additional available cash deemed to be either operating surplus or capital surplus with respect to any quarter will be distributed to the Class I Units in an amount equal to the excess of the distribution amount set forth in our Partnership Agreement, as amended, (the “Partnership Agreement”) for such quarter over the cumulative amount of available cash previously distributed commencing with the quarter ending March 31, 2015 until the quarter ending December 31, 2016. The impact of (i) the IDR subsidy adjustments and (ii) the Class I Unit distributions, along with the currently effective IDR subsidies, is included in the table below under “Quarterly Distributions of Available Cash.” Subsequent to the April 2017 merger of ETP and Sunoco Logistics, 100 Class I Units remained outstanding.
Bakken Equity Sale
On August 2, 2016, Bakken Holdings Company LLC, an entity in which ETP indirectly owns a 60% membership interest and Sunoco Logistics indirectly owns a 40% membership interest, agreed to sell a 49% interest in its wholly-owned subsidiary, Bakken Pipeline Investments LLC, to MarEn Bakken Company LLC, an entity jointly owned by Marathon Petroleum Corporation and Enbridge Energy Partners, L.P. for $2.00 billion in cash. This transaction closed in February 2017. Bakken Pipeline Investments LLC indirectly owns a 75% interest in each of Dakota Access, LLC (“Dakota Access”) and Energy Transfer Crude Oil Company, LLC (“ETCO”). The remaining 25% of each of Dakota Access and ETCO is owned by wholly-owned subsidiaries of Phillips 66. ETP will continue to consolidate Dakota Access and ETCO subsequent to this transaction. Upon closing, ETP and Sunoco Logistics collectively own a 38.25% interest in the Dakota Access Pipeline and Energy Transfer Crude Oil Pipeline projects (collectively, the "Bakken Pipeline"), and MarEn Bakken Company owns 36.75% and Phillips 66 owns 25.00% in the Bakken Pipeline.
Class K Units
On December 29, 2016, the Partnership issued to certain of its indirect subsidiaries, in exchange for cash contributions and the exchange of outstanding common units representing limited partner interests in the Partnership, Class K Units, each of which is entitled to a quarterly cash distribution of $0.67275 per Class K Unit prior to ETP making distributions of available cash to any class of units other than the Class H Units and the Class I Units, excluding any cash available distributions or dividends or capital stock sales proceeds received by ETP from ETP Holdco.  As of December 31, 2016, a total of 101,525,429 Class K Units were held by indirect subsidiaries of ETP.
Sales of Common Units by Sunoco Logistics
With respect to our investment in Sunoco Logistics, we account for the difference between the carrying amount of our investment in and the underlying book value arising from the issuance or redemption of units by the respective subsidiary (excluding transactions with us) as capital transactions.
As a result of Sunoco Logistics’ issuances of common units during the year ended December 31, 2016, we recognized increases in partners’ capital of $37 million.
In September and October 2016, a total of 24.2 million common units were issued for net proceeds of $644 million in connection with a public offering and related option exercise. The proceeds from this offering were used to partially fund the acquisition from Vitol.
In March and April 2015, a total of 15.5 million common units were issued in connection with a public offering and related option exercise. Net proceeds of $629 million were used to repay outstanding borrowings under Sunoco Logistics’ $2.50 billion Credit Facility and for general partnership purposes.
In September 2014, Sunoco Logistics completed an overnight public offering of 7.7 million common units for net proceeds of $362 million were used to repay outstanding borrowings under the Sunoco Logistics Credit Facility and for general partnership purposes.
In 2014, Sunoco Logistics entered into equity distribution agreements pursuant to which Sunoco Logistics may sell from time to time common units having aggregate offering prices of up to $1.25 billion. In the fourth quarter of 2015, the aggregate capacity was increased to $2.25 billion. During the year ended December 31, 2016, Sunoco Logistics received proceeds of $744 million, net of commissions of $8 million, from the issuance of 29.1 million common units pursuant to the equity distribution agreement.
Quarterly Distributions of Available Cash
The Partnership Agreement requires that we distribute all of our Available Cash to our Unitholders and our General Partner within forty-five days following the end of each fiscal quarter, subject to the payment of incentive distributions to the holders of IDRs to the extent that certain target levels of cash distributions are achieved. The term Available Cash generally means, with respect to any of our fiscal quarters, all cash on hand at the end of such quarter, plus working capital borrowings after the end of the quarter, less reserves established by the General Partner in its sole discretion to provide for the proper conduct of our business, to comply with applicable laws or any debt instrument or other agreement, or to provide funds for future distributions to partners with respect to any one or more of the next four quarters. Available Cash is more fully defined in our Partnership Agreement.
Our distributions of Available Cash from operating surplus, excluding incentive distributions, to our General Partner and Limited Partner interests are based on their respective interests as of the distribution record date. Incentive distributions allocated to our General Partner are determined based on the amount by which quarterly distribution to common Unitholders exceed certain specified target levels, as set forth in our Partnership Agreement.
Distributions declared during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2013	February 7, 2014	February 14, 2014	$0.6133
March 31, 2014	May 5, 2014	May 15, 2014	0.6233
June 30, 2014	August 4, 2014	August 14, 2014	0.6367
September 30, 2014	November 3, 2014	November 14, 2014	0.6500
December 31, 2014	February 6, 2015	February 13, 2015	0.6633
March 31, 2015	May 8, 2015	May 15, 2015	0.6767
June 30, 2015	August 6, 2015	August 14, 2015	0.6900
September 30, 2015	November 5, 2015	November 16, 2015	0.7033
December 31, 2015	February 8, 2016	February 16, 2016	0.7033
March 31, 2016	May 6, 2016	May 16, 2016	0.7033
June 30, 2016	August 8, 2016	August 15, 2016	0.7033
September 30, 2016	November 7, 2016	November 14, 2016	0.7033
December 31, 2016	February 7, 2017	February 14, 2017	0.7033

ETE agreed to relinquish its right to the following amounts of incentive distributions in future periods, including distributions on Class I Units:

Total Year
2017	$626
2018	138
2019	128
Each year beyond 2019	33

Sunoco Logistics Quarterly Distributions of Available Cash
Distributions declared during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2013	February 10, 2014	February 14, 2014	$0.3312
March 31, 2014	May 9, 2014	May 15, 2014	0.3475
June 30, 2014	August 8, 2014	August 14, 2014	0.3650
September 30, 2014	November 7, 2014	November 14, 2014	0.3825
December 31, 2014	February 9, 2015	February 13, 2015	0.4000
March 31, 2015	May 11, 2015	May 15, 2015	0.4190
June 30, 2015	August 10, 2015	August 14, 2015	0.4380
September 30, 2015	November 9, 2015	November 13, 2015	0.4580
December 31, 2015	February 8, 2016	February 12, 2016	0.4790
March 31, 2016	May 9, 2016	May 13, 2016	0.4890
June 30, 2016	August 8, 2016	August 12, 2016	0.5000
September 30, 2016	November 9, 2016	November 14, 2016	0.5100
December 31, 2016	February 7, 2017	February 14, 2017	0.5200

PennTex Quarterly Distributions of Available Cash
PennTex is required by its partnership agreement to distribute a minimum quarterly distribution of $0.2750 per unit at the end of each quarter. Distributions declared during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Rate
September 30, 2016	November 7, 2016	November 14, 2016	$0.2950
December 31, 2016	February 7, 2017	February 14, 2017	0.2950

Accumulated Other Comprehensive Income
The following table presents the components of AOCI, net of tax:

	December 31,
	2016	2015
Available-for-sale securities	$2	$—
Foreign currency translation adjustment	(5)	(4)
Actuarial gain related to pensions and other postretirement benefits	7	8
Investments in unconsolidated affiliates, net	4	—
Total AOCI, net of tax	$8	$4

The table below sets forth the tax amounts included in the respective components of other comprehensive income:

	December 31,
	2016	2015
Available-for-sale securities	$(2)	$(2)
Foreign currency translation adjustment	3	4
Actuarial loss relating to pension and other postretirement benefits	—	7
Total	$1	$9